Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2016
Prospectus Date	rr_ProspectusDate	Jun. 08, 2016
Balter Long/Short Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Balter L/S Small Cap Equity Fund
Supplement [Text Block]	nlf_SupplementTextBlock

Balter L/S Small Cap Equity Fund

(the “Fund”)

Institutional Class (Symbol: BEQIX)

Investor Class (Symbol: BEQRX)

Supplement dated June 8, 2016

to the Fund’s Prospectus to the Prospectus and Statement of Additional Information (“SAI”)

dated March 1, 2016

The following supplements information contained in the Fund’s current Prospectus and SAI.

Effective immediately, the following information will supplement and supersede any contrary information contained in the Fund’s Prospectus:

Under the Heading “Summary Section—Principal Investment Strategies,” the third and fourth paragraphs are deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity securities. The Fund currently considers small-sized capitalization companies to be those companies that have market capitalizations below $5 billion at the time of purchase. The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), equity Real Estate Investment Trusts (“REITs”), and may include securities of companies that are offered pursuant to an initial public offering (“IPO”). The Fund may invest up to 30% of its net assets in securities purchased on foreign exchanges; however, there is no limitation on the Fund’s ability to invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and therefore, the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets. The Fund may invest up to 25% of its net assets in foreign securities of issuers located in emerging markets.

With respect to the remaining 20% of the Fund’s net assets not invested in small cap equity securities, the Fund may invest in cash and cash equivalents, other equity securities, fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes (“ETNs”) and debt issued by the U.S. Government and its agencies. The Fund’s fixed income investments generally range in maturity from 2 to 10 years and may include up to 20% of the Fund’s net assets in high yield or “junk” bonds. High yield bonds are securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by a Sub-Adviser to be of equivalent quality.”  With respect to the Fund’s investments in other equity securities, the Fund may invest up to 20% of its net assets in the securities of medium sized companies. The Fund currently considers medium-sized capitalization companies to be those companies that have market capitalizations between $5 billion and $10 billion at the time of purchase.

Under the Heading “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings—Principal Investment Strategies,” the third and fourth paragraphs are deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity securities. The Fund currently considers small-sized capitalization companies to be those companies that have market capitalizations below $5 billion at the time of purchase. The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), equity Real Estate Investment Trusts (“REITs”), and may include securities of companies that are offered pursuant to an initial public offering (“IPO”). The Fund may invest up to 30% of its net assets in securities purchased on foreign exchanges; however, there is no limitation on the Fund’s ability to invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and therefore, the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets. The Fund may invest up to 25% of its net assets in foreign securities of issuers located in emerging markets.

With respect to the remaining 20% of the Fund’s net assets not invested in small cap equity securities, the Fund may invest in cash and cash equivalents, other equity securities, fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes (“ETNs”) and debt issued by the U.S. Government and its agencies. The Fund’s fixed income investments generally range in maturity from 2 to 10 years and may include up to 20% of the Fund’s net assets in high yield or “junk” bonds. High yield bonds are securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by a Sub-Adviser to be of equivalent quality.”  With respect to the Fund’s investments in other equity securities, the Fund may invest up to 20% of its net assets in the securities of medium sized companies. The Fund currently considers medium-sized capitalization companies to be those companies that have market capitalizations between $5 billion and $10 billion at the time of purchase.

You should read this Supplement in conjunction with the Prospectus dated March 1, 2016, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-844-322-8112.